ORGANIZATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Policies)	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
ORGANIZATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Organization

Organization – Creative Medical Technologies Holdings, Inc. is a commercial stage biotechnology company focused on immunology, urology, orthopedics and neurology using adult stem cell treatments.

Our subsidiary, Creative Medical Technologies, Inc. (“CMT”), was originally created to monetize U.S. Patent No. 8,372,797 and related intellectual property related to the treatment of erectile dysfunction (“ED”), which it acquired in February 2016. Subsequently, we have expanded our development and acquisition of intellectual property beyond urology to include therapeutic treatments utilizing “re-programmed” stem cells, and the treatment of neurologic disorders, lower back pain, type I diabetes, and heart, liver, kidney and other diseases using various types of stem cells through our ImmCelz, Inc., StemSpine, Inc. and AmnioStem LLC subsidiaries. However, neither ImmCelz Inc., StemSpine Inc. nor AmnioStem LLC have commenced commercial activities.

We currently conduct substantially all of our commercial operations through CMT, which markets and sells our CaverStem® and FemCelz® disposable kits utilized by physicians to perform autologous procedures that treat erectile dysfunction and female sexual dysfunction, respectively. Our CaverStem® and FemCelz® kits are currently available through physicians at eight locations in the United States.

In addition to our CaverStem® and FemCelz® products, we are currently in the process of recruiting clinical sites for our StemSpine® Regenerative Stem Cell Procedure for the Treatment of Degenerative Disc Disease. Our StemSpine® treatment is an autologous procedure that utilizes a patient’s own stem cells to treat lower back pain.

In 2020, through our ImmCelz Inc. subsidiary, we began exploring the development of treatments that utilize a patient’s own extracted immune cells that are then “reprogrammed” by culturing them outside the patient’s body with optimized stem cells. The immune cells are then re-injected into the patient from whom they were extracted. We believe this process endows the immune cells with regenerative properties that may be suitable for the treatment of stroke victims, among other indications. In contrast to other stem cell-based approaches, the immune cells are significantly smaller in size than stem cells and are believed to more effectively penetrate areas of the damaged tissues and induce regeneration.

Risks and Uncertainties

Risks and Uncertainties - On January 30, 2020, the World Health Organization declared the COVID-19 outbreak a “Public Health Emergency of International Concern” and on March 10, 2020, declared it to be a pandemic. Actions taken around the world to help mitigate the spread of the COVID-19 include restrictions on travel, and quarantines in certain areas, and forced closures for certain types of public places and businesses. The COVID-19 and actions taken to mitigate it have had and are expected to continue to have an adverse impact on the economies and financial markets of many countries, including the geographical area in which the Company operates. While it is unknown how long these conditions will last and what the complete financial effect will be to the company, to-date, the Company is experiencing a reduction in revenues due to the prioritization of medical resources to address the COVID-19 outbreak. In several of our markets, most non-essential (including elective) procedures have been placed on hold. While this has a negative financial impact to our revenues, there have been the same reductions to our costs. Additionally, since the Company maintains no inventory and require nearly all of customers to pre-pay, there is no risk to receivables or inventory write-downs. The company expects existing orders temporarily on hold and continued sales, training and patient treatments will resume once the physician’s offices are back to being fully operational.

Use of Estimates

Use of Estimates – The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the balance sheet and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Basis of Presentation

Basis of Presentation – The accompanying unaudited condensed consolidated financial statements have been prepared without audit. In the opinion of management, all adjustments (which include only normal recurring adjustments) necessary to present fairly the financial position, results of operations and cash flows at June 30, 2021 and for the three- and six-month periods then ended have been made. Certain information and footnote disclosures normally included in financial statements prepared in accordance with accounting principles generally accepted in the United States of America have been condensed or omitted. The operations for the three- and six-month periods ended June 30, 2021, are not necessarily indicative of the operating results for the full year.

Going Concern

Going Concern – The accompanying unaudited condensed consolidated financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which contemplate continuation of the Company as a going concern. However, during the six-month period ended June 30, 2021, the Company had negative cash flows from operating activities of $663,657 and had a working capital deficit of $1,288,174. These factors raise substantial doubt about the ability of the Company to continue as a going concern. Subsequent to June 30, 2021, the Company received approximately $3.7 million in senior notes. The proceeds from the senior notes is expected to be used to fund operations and settle outstanding convertible notes. The senior notes will require repayment prior to February 11, 2022 and thus a short term liability. In this regard, management is proposing to raise any necessary additional funds not provided by operations through loans or through additional sales of equity securities. There is no assurance that the Company will be successful in raising this additional capital or in achieving profitable operations. The unaudited condensed consolidated financial statements do not include any adjustments that might result from the outcome of these uncertainties.

Concentration Risks
Cash Equivalents
Fair Value of Financial Instruments

Fair Value of Financial Instruments - The Company’s financial instruments consist of cash and cash equivalents, convertible notes, and payables. The carrying amount of cash and cash equivalents and payables approximates fair value because of the short-term nature of these items.

When determining fair value, whenever possible the Company uses observable market data, and relies on unobservable inputs only when observable market data is not available. As of June 30, 2021, and December 31, 2020, the Company didn’t have any Level 1 or 2 financial instruments. The table below reflects the results of our Level 3 fair value calculations:

	Notes	Warrants	Total
Derivative liability at December 31, 2020	$37,343,835	$1,397,997	$38,741,832
Addition of new conversion option derivatives	817,791	-	817,791
Extinguishment/modification	(178,086)	(343)	(178,429)
Conversion of note derivatives	(10,355,585)	(1,869,768)	(12,225,353)
Change in fair value	(27,379,861)	472,117	(26,907,744)
Derivative liability at June 30, 2021	$284,094	$3	$248,097

Intangible Assets
Impairment
Derivative Liabilities
Revenue

Revenue - We have adopted the new revenue recognition standards that went into effect on January 1, 2019. All revenues reported in 2019 and beyond reflect those standards. Adoption of the standards had no effect on the Company’s revenues.

Research and Development
Stock-Based Compensation
Income Taxes
Basic and Diluted Loss Per Share

Basic and Diluted Loss Per Share – The Company follows Financial Accounting Standards Board (“FASB”) ASC 260 Earnings per Share to account for earnings per share. Basic earnings per share (“EPS”) calculations are determined by dividing net loss by the weighted average number of shares of common stock outstanding during the year. Diluted earnings per share calculations are determined by dividing net income by the weighted average number of common shares and dilutive common share equivalents outstanding. Dilutive common share equivalents include the dilutive effect of in-the-money share equivalents, which are calculated, based on the average share price for each period using the treasury stock method. Under the treasury stock method, the exercise price of an award, if any, the amount of compensation cost, if any, for future service that the Company has not yet recognized, and the estimated tax benefits that would be recorded in paid-in capital, if any, when an award is settled are assumed to be used to repurchase shares in the current period. During periods when common stock equivalents, if any, are anti-dilutive they are not considered in the computation.

The following is a summary of outstanding securities which have been included in the calculation of diluted net income per share and reconciliation of net income to net income available to common stockholders for the six-months ended June 30, 2021.

For the Six Months Ended June 30, 2021
Weighted average common shares outstanding used in calculating basic earnings per share	1,121,158,906
Effect of Series B and C preferred stock	12,000,000
Effect of warrants	17,936,122
Effect of convertible notes payable	11,057,344
Effect of convertible related party management fee and patent liabilities	2,311,276
Weighted average common shares outstanding used in calculating diluted earnings per share	1,164,463,648

Net income as reported	$24,930,837
Add - Interest on convertible notes payable	117,649
Net income available to common stockholders	$25,048,486

For the Six Months Ended June 30, 2020
Weighted average common shares outstanding used in calculating basic earnings per share	104,954,874
Effect of warrants	12,980,834
Effect of convertible notes payable	633,153,146
Effect of convertible related party management fee and patent liabilities	209,305,971
Weighted average common shares outstanding used in calculating diluted earnings per share	960,394,825

Net income as reported	$1,899,917
Add - Interest on convertible notes payable	63,360
Net income available to common stockholders	$1,963,277

The Company excluded 3,333 options and 8,900 warrants from the computation of diluted net income per share for the six months ended June 30, 2021 as their exercise prices were in excess of the average closing market price of the Company’s common stock during that period.

During the three-month period ended June 30, 2021, the Company had 3,333 options and 34,067,186 warrants to purchase common stock outstanding. In addition, the Company has various convertible notes payable which on June 30, 2021, are convertible into approximately 12,777,975 shares of common stock. The effect during the three-month period ended June 30, 2021 was anti-dilutive due to the net loss during that period.

During the three- and six-month periods ended June 30, 2020, the Company had 3,333 options and 34,741,493 warrants to purchase common stock outstanding. In addition, the Company has various convertible notes payable which on June 30, 2020, are convertible into approximately 699,863,854 shares of common stock. The effect during the three-month period ended June 30, 2020 was anti-dilutive due to the net loss during that period.

Recent Accounting Pronouncements

Recent Accounting Pronouncements – The Company has reviewed all recently issued, but not yet adopted, accounting standards in order to determine their effects, if any, on its results of operation, financial position or cash flows. Based on that review, the Company believes that none of these pronouncements will have a significant effect on its financial statements.